Label	Element	Value
Arabesque Systematic International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ARABESQUE SYSTEMATIC INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Arabesque Systematic International Fund (the “Fund”) seeks capital appreciation over the full market cycle with below benchmark levels of risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. It is anticipates that the Fund’s strategy will result in high portfolio turnover. Portfolio turnover is only shown when the Fund has had a full calendar year of operations.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Investor Class shares and Institutional Class shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances the Fund invests in a portfolio consisting of equity securities of international, developed market issuers and U.S. dollar denominated cash and cash instruments. The Fund typically maintains between 0% and 100% of its assets in the equity portion of its portfolio (the “equity portfolio”) and between 0% and 100% in the cash portion of its portfolio (the “cash portfolio”); however, the Adviser will rebalance the Fund’s assets daily and may allocate between 0% and 100% of its assets in either the equity portfolio or the cash portfolio. The Fund aims to provide risk-controlled equity upside exposure by dynamically allocating between equities and cash. The investment process is systematic and based on a set of rules which are implemented by quantitative processes overseen by Arabesque’s investment committee. This rules-based investment strategy combines a proprietary analysis of relevant non-financial issues, such as environmental, social and governance (“ESG”) risks, with a rules-based fundamental security analysis and a systematic asset allocation and risk management strategy.

The systematic investment strategy consists of three main components: (1) Construction of the Investment Universe, (2) Asset Allocation and (3) Stock Selection.

(1) Construction of the Investment Universe: The Fund considers all publicly listed international, developed market equities. The Fund combines Arabesque’s proprietary assessment of non-financial risk factors such as environmental, social and governance (“ESG”) issues, Arabesque’s proprietary assessment of alignment with the principles of the UN Global Compact, liquidity parameters such as market capitalization, daily turnover and free float to identify the Fund’s investment universe of eligible of international, developed market equity securities. While market capitalization is considered with respect to an issuer’s liquidity and the Adviser’s assessment of risk, the Fund may invest in any publicly listed equity security regardless of market capitalization.

The Fund uses ESG factors to screen out companies that generate more than 5% of their revenues from weapons, gambling or tobacco. Additionally, such factors are a component in the Adviser’s security selection process, described below. The identification of the Fund’s investment universe of eligible US equity securities is performed quarterly.

(2) Asset Allocation: On a daily basis, the Fund assesses the equity market risk and calculates the allocation between equity securities and cash for the Fund. The assessment is performed with a rules-based procedure. The allocation into equity securities ranges from 0% to 100% with the remainder of the Fund’s NAV invested into cash and cash instruments.

(3) Stock Selection: After determining the allocation to the equity portfolio, the Fund then selects securities with an initial target weight ranging from 0% to 2% per position from the investment universe. The stock selection is based on a rules-based portfolio optimization taking into consideration price information, financial data, analyst estimates and transaction costs.

The Fund’s stock selection process generally favors stocks with a positive price momentum. Every stock in the portfolio has a risk-limit which leads to the selective the selling of stocks, which have, in the Adviser’s view, a negative price momentum. The combination of both effects typically leads to a ‘Moderate Growth’ bias of the Fund’s stock portfolio.

The Fund has a principal investment strategy to invest in common stocks and may invest, from time to time and as part of a non-fundamental strategy, in other types of equity securities such as preferred stock.

In certain instances, the Fund may use derivatives, such as options and futures contracts, as a substitute for direct investment in equity securities. This would be done to facilitate the periodic rebalancing of the Fund’s portfolio in order to maintain its target allocation and assist in managing cash.

Under normal market conditions, the Fund invests primarily in non-U.S. equity securities. Non-U.S. equity securities are securities of companies that (i) have their principal securities trading market outside the U.S.; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed outside the U.S.; (iii) are organized under the laws of, and have a principal office in, a country other than the U.S.; (iv) are depositary receipts of issuers described in (i) and (iii) above; or (v) are exchange-traded funds that invest primarily in a country or countries other than the U.S. The Adviser will typically invest in at least three different countries.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances the Fund invests in a portfolio consisting of equity securities of international, developed market issuers and U.S. dollar denominated cash and cash instruments.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. It is possible to lose money by investing in the Fund.

Stock Market Risk. The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Large-Capitalization Company Risk. Large-Capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk. The risk that securities of small or mid-capitalization companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies. Generally the smaller the company size, the greater the risk. Small and mid-capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Management Risk. As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

Momentum Style Risk. Investing in securities with positive momentum entails investing in securities that have had above-average recent returns. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the investment performance of a Fund using a growth stock strategy may suffer.

Asset-Allocation Risk. The Fund is subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and cash instruments, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in cash instruments during a period of stock market appreciation may result in lower total returns.

Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially the opinion of an NRSRO as to the credit quality of an issuer and may prove to be inaccurate. The cash allocation for the Fund is held overnight with the Fund’s certain counterparties. The Fund will hold no more than 25% of the Fund’s NAV with any single counterparty. In case there is a default overnight at the institution where cash is held, the Fund may incur losses.

Interest Rate Risk. The cash allocation of the Fund is held overnight with the Fund’s counterparties. In case rates fall below zero, the Fund might incur costs for holding cash.

Currency Risk. Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates.

Portfolio Turnover Risk. The Fund may sell its securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It is anticipated that the Fund will frequently adjust the size of its positions. These transactions will increase the Fund’s “portfolio turnover” and the Fund may experience a high portfolio turnover rate (over 100%). High turnover rates generally result in higher brokerage costs to the Fund and in higher net taxable gain for shareholders, and may reduce the Fund’s returns.

Foreign Securities Risk. Foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies, due to less liquid securities and markets, and adverse economic, political, diplomatic, financial, and regulatory factors.

Geographic Concentration Risk. From time to time, the Fund may invest a substantial amount of its assets in issuers located in a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund’s performance information is only shown in the Funds summary when the Fund has had a full calendar year of operations. Updated performance information is available by calling the Funds toll-free at (844) 567 – 2134.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s performance information is only shown in the Funds summary when the Fund has had a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 567 - 2134
Arabesque Systematic International Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.82%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 448
Arabesque Systematic International Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.82%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.57%	[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 371

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Arabesque Investment Management Ltd ("Arabesque" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, any class-specific fees and expenses (including Rule 12b-1 fees), interest, extraordinary items, "Acquired Fund" fees and expenses and brokerage commissions) do not exceed 1.20% and 0.95% (on an annual basis) with respect to the Fund's average daily net assets of the Investor Class and the Institutional Class, respectively (the "Expense Limitation"). The Expense Limitation will remain in place until [August 31, 2020] unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination.